Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Freedom 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund
Trading Symbol	FFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2010 Fund $10,000 $9,858 $10,771 $11,605 $11,941 $11,791 $14,390 $14,366 $13,648 $14,675 $15,452 Fidelity Freedom 2010 Composite Index℠ $10,000 $9,958 $10,697 $11,435 $11,968 $12,137 $14,245 $14,325 $13,630 $14,665 $15,492 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2010 Fund 5.29% 5.56% 4.45% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.47% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,109,898,572
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 14,605,272
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Growth Company Fund 2.7 Fidelity Series Large Cap Stock Fund 2.6 Fidelity Series International Value Fund 2.3 Fidelity Series Overseas Fund 2.1 80.3
Fidelity Freedom 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K
Trading Symbol	FSNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,359 $10,664 $10,535 $12,865 $12,855 $12,209 $13,142 $13,846 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,319 $10,800 $10,953 $12,855 $12,927 $12,300 $13,234 $13,980 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.36% 5.62% 4.32% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.45% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.34% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,109,898,572
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 14,605,272
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Growth Company Fund 2.7 Fidelity Series Large Cap Stock Fund 2.6 Fidelity Series International Value Fund 2.3 Fidelity Series Overseas Fund 2.1 80.3
Fidelity Freedom 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund
Trading Symbol	FFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2035 Fund $10,000 $9,641 $11,192 $12,795 $13,032 $11,826 $17,939 $18,366 $17,162 $20,161 $21,230 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,754 $11,214 $12,688 $13,324 $12,361 $17,850 $18,602 $17,281 $20,104 $21,342 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2035 Fund 5.30% 12.41% 7.82% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.88% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,112,561,815
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 159,703,614
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.6 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.6 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Value Discovery Fund 4.6 71.3
Fidelity Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K6
Trading Symbol	FHTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,960 $11,185 $10,001 $15,797 $16,345 $15,289 $18,533 $19,590 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,914 $11,454 $10,447 $15,671 $16,510 $15,290 $18,231 $19,409 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.70% 14.39% 8.98% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.85% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,521,236,428
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 175,725,457
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.9 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.1 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.5
Fidelity Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K6
Trading Symbol	FFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $8,657 $13,672 $14,141 $13,247 $16,188 $17,104 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.66% 14.59% 9.78% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,862,162,547
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 9,845,454
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K6
Trading Symbol	FVTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,965 $11,189 $9,997 $15,803 $16,357 $15,310 $18,714 $19,775 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,914 $11,454 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.67% 14.62% 9.11% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,033,955,523
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 35,184,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K6
Trading Symbol	FJTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,970 $11,184 $10,002 $15,807 $16,351 $15,310 $18,707 $19,770 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,914 $11,454 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.68% 14.60% 9.11% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,129,526,610
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 126,335,711
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund
Trading Symbol	FDEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2055 Fund $10,000 $9,631 $11,188 $12,809 $13,031 $11,617 $18,321 $18,909 $17,661 $21,522 $22,668 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2055 Fund 5.33% 14.30% 8.53% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,409,978,323
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 68,895,101
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund
Trading Symbol	FDKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2060 Fund $10,000 $9,633 $11,175 $12,796 $13,024 $11,618 $18,307 $18,894 $17,637 $21,499 $22,651 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2060 Fund 5.36% 14.29% 8.52% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,033,955,523
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 35,184,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K
Trading Symbol	FSNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,473 $10,758 $10,324 $13,696 $13,791 $12,920 $14,375 $15,131 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,434 $10,947 $10,774 $13,675 $13,912 $13,010 $14,403 $15,233 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.26% 7.95% 5.52% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.62% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.34% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,607,623,118
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 68,875,290
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Growth Company Fund 4.7 Fidelity Series Large Cap Stock Fund 4.6 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Overseas Fund 3.7 71.8
Fidelity Freedom 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K
Trading Symbol	FSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,721 $10,922 $9,747 $15,379 $15,895 $14,845 $17,953 $18,935 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,164 $14,970 $17,849 $19,002 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.47% 14.20% 8.64% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.69% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,521,236,428
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 175,725,457
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.9 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.1 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.5
Fidelity Freedom 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K
Trading Symbol	FSNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,709 $10,918 $9,915 $15,050 $15,425 $14,431 $16,972 $17,877 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,674 $11,209 $10,398 $15,017 $15,649 $14,538 $16,913 $17,954 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.33% 12.51% 7.84% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.90% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,112,561,815
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 159,703,614
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.6 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.6 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Value Discovery Fund 4.6 71.3
Fidelity Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K6
Trading Symbol	FWTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,950 $11,181 $10,165 $15,466 $15,868 $14,863 $17,517 $18,488 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,900 $11,446 $10,618 $15,334 $15,980 $14,845 $17,270 $18,334 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.54% 12.71% 8.18% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 8.06% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,112,561,815
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 159,703,614
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,112,561,815
Number of Holdings	44
Total Advisory Fee	$159,703,614
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.6 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.6 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Value Discovery Fund 4.6 71.3
Fidelity Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K6
Trading Symbol	FRBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 36	0.46%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.46%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,364 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 49,392,010
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 65,416
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Growth Company Fund 9.6 Fidelity Series Large Cap Stock Fund 9.5 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Opportunistic Insights Fund 5.7 78.6
Fidelity Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K6
Trading Symbol	FATKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,640 $10,938 $10,505 $13,956 $14,064 $13,190 $14,706 $15,503 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,586 $11,106 $10,931 $13,874 $14,115 $13,199 $14,613 $15,455 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.42% 8.09% 5.77% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.73% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.35% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,607,623,118
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 68,875,290
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Growth Company Fund 4.7 Fidelity Series Large Cap Stock Fund 4.6 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Overseas Fund 3.7 71.8
Fidelity Freedom 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K
Trading Symbol	FSNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,425 $10,718 $10,431 $13,295 $13,335 $12,588 $13,774 $14,507 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,386 $10,886 $10,871 $13,288 $13,442 $12,681 $13,841 $14,631 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.32% 6.82% 4.95% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.07% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.34% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,314,052,657
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 21,778,054
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Growth Company Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Large Cap Stock Fund 3.6 Fidelity Series International Value Fund 3.1 75.2
Fidelity Freedom 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K
Trading Symbol	FRBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 52	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,353 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 49,392,010
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 65,416
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Growth Company Fund 9.6 Fidelity Series Large Cap Stock Fund 9.5 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Opportunistic Insights Fund 5.7 78.6
Fidelity Freedom 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K
Trading Symbol	FSNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,518 $10,792 $10,241 $14,003 $14,149 $13,239 $14,937 $15,723 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,478 $10,999 $10,703 $13,980 $14,294 $13,326 $14,941 $15,808 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.26% 8.95% 6.05% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.13% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,259,436,463
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 107,793,602
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.1 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.1 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 74.4
Fidelity Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K6
Trading Symbol	FGTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,835 $11,114 $10,389 $14,799 $15,042 $14,102 $16,193 $17,076 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,775 $11,326 $10,838 $14,695 $15,117 $14,094 $16,019 $16,966 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.46% 10.45% 7.08% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.99% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,301,737,168
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 174,519,388
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.7
Fidelity Freedom 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund
Trading Symbol	FFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2065 Fund $10,000 $8,640 $13,607 $14,049 $13,116 $15,987 $16,841 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® 2065 Fund 5.34% 14.28% 9.49% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,862,162,547
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 9,845,454
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund Class K
Trading Symbol	FNSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,206 $10,517 $10,635 $12,126 $12,038 $11,537 $12,221 $12,864 Fidelity Freedom Income Composite Index℠ $10,000 $10,179 $10,618 $11,034 $12,138 $12,103 $11,641 $12,356 $13,040 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.26% 3.88% 3.32% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.51% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.34% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,349,889,309
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 9,933,567
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 8.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Growth Company Fund 2.0 Fidelity Series Large Cap Stock Fund 2.0 Fidelity Series Short-Term Credit Fund 2.0 Fidelity Series International Value Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K
Trading Symbol	FNSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,719 $10,912 $9,748 $15,379 $15,894 $14,855 $18,120 $19,111 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.46% 14.41% 8.77% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.82% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,033,955,523
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 35,184,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,033,955,523
Number of Holdings	48
Total Advisory Fee	$35,184,908
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund
Trading Symbol	FFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2020 Fund $10,000 $9,790 $10,923 $12,017 $12,336 $11,824 $15,674 $15,778 $14,776 $16,418 $17,275 Fidelity Freedom 2020 Composite Index℠ $10,000 $9,902 $10,877 $11,854 $12,436 $12,240 $15,536 $15,805 $14,780 $16,363 $17,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2020 Fund 5.22% 7.88% 5.62% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.64% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,607,623,118
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 68,875,290
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$12,607,623,118
Number of Holdings	42
Total Advisory Fee	$68,875,290
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Growth Company Fund 4.7 Fidelity Series Large Cap Stock Fund 4.6 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Overseas Fund 3.7 71.8
Fidelity Freedom 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K
Trading Symbol	FFSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $8,645 $13,636 $14,086 $13,172 $16,072 $16,942 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.41% 14.40% 9.60% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,862,162,547
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 9,845,454
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,862,162,547
Number of Holdings	49
Total Advisory Fee	$9,845,454
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K6
Trading Symbol	FCTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,970 $11,187 $10,000 $15,801 $16,355 $15,305 $18,711 $19,771 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,914 $11,454 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.66% 14.60% 9.11% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,409,978,323
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 68,895,101
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K6
Trading Symbol	FOTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,489 $10,799 $10,675 $13,049 $13,046 $12,397 $13,377 $14,112 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,435 $10,921 $11,075 $12,999 $13,072 $12,438 $13,382 $14,137 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.50% 5.74% 4.50% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.53% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.35% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,109,898,572
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 14,605,272
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,109,898,572
Number of Holdings	43
Total Advisory Fee	$14,605,272
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Growth Company Fund 2.7 Fidelity Series Large Cap Stock Fund 2.6 Fidelity Series International Value Fund 2.3 Fidelity Series Overseas Fund 2.1 80.3
Fidelity Freedom Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund
Trading Symbol	FFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Income Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Income Fund $10,000 $9,955 $10,568 $11,082 $11,423 $11,543 $13,150 $13,050 $12,504 $13,235 $13,925 Fidelity Freedom Income Composite Index℠ $10,000 $10,040 $10,457 $10,910 $11,381 $11,827 $13,010 $12,972 $12,477 $13,243 $13,977 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® Income Fund 5.21% 3.82% 3.37% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.40% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,349,889,309
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 9,933,567
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 8.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Growth Company Fund 2.0 Fidelity Series Large Cap Stock Fund 2.0 Fidelity Series Short-Term Credit Fund 2.0 Fidelity Series International Value Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K
Trading Symbol	FSNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,721 $10,918 $9,745 $15,383 $15,893 $14,855 $18,127 $19,105 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.39% 14.41% 8.77% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.82% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,129,526,610
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 126,335,711
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K6
Trading Symbol	FDTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,702 $10,995 $10,442 $14,296 $14,466 $13,546 $15,312 $16,137 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,643 $11,173 $10,873 $14,201 $14,520 $13,537 $15,177 $16,058 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.39% 9.10% 6.31% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.24% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,259,436,463
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 107,793,602
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.1 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.1 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 74.4
Fidelity Freedom 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund
Trading Symbol	FFFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2030 Fund $10,000 $9,683 $11,094 $12,512 $12,802 $11,945 $16,979 $17,218 $16,106 $18,450 $19,399 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,799 $11,095 $12,380 $13,012 $12,452 $16,883 $17,368 $16,192 $18,404 $19,492 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2030 Fund 5.14% 10.18% 6.85% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.90% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,301,737,168
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 174,519,388
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.7
Fidelity Freedom 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K
Trading Symbol	FSNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,624 $10,879 $10,164 $14,453 $14,672 $13,743 $15,747 $16,568 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,577 $11,117 $10,639 $14,425 $14,839 $13,834 $15,724 $16,654 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.21% 10.27% 6.78% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.85% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,301,737,168
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 174,519,388
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$30,301,737,168
Number of Holdings	44
Total Advisory Fee	$174,519,388
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.7
Fidelity Freedom 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund
Trading Symbol	FFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2040 Fund $10,000 $9,638 $11,193 $12,818 $13,047 $11,638 $18,340 $18,916 $17,651 $21,341 $22,487 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,230 $17,810 $21,235 $22,607 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2040 Fund 5.37% 14.08% 8.44% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.50% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,521,236,428
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 175,725,457
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$27,521,236,428
Number of Holdings	45
Total Advisory Fee	$175,725,457
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.9 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.1 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.5
Fidelity Freedom 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K
Trading Symbol	FNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,726 $10,923 $9,754 $15,382 $15,895 $14,857 $18,134 $19,124 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.46% 14.41% 8.78% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.82% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,409,978,323
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 68,895,101
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$11,409,978,323
Number of Holdings	46
Total Advisory Fee	$68,895,101
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund Class K6
Trading Symbol	FYTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,286 $10,611 $10,736 $12,237 $12,158 $11,660 $12,373 $13,050 Fidelity Freedom Income Composite Index℠ $10,000 $10,250 $10,692 $11,111 $12,223 $12,187 $11,722 $12,442 $13,131 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.48% 3.98% 3.46% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.55% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.35% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,349,889,309
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 9,933,567
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,349,889,309
Number of Holdings	42
Total Advisory Fee	$9,933,567
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 8.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Growth Company Fund 2.0 Fidelity Series Large Cap Stock Fund 2.0 Fidelity Series Short-Term Credit Fund 2.0 Fidelity Series International Value Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® 2005 Fund merged into Fidelity Freedom® Income Fund on June 21, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund
Trading Symbol	FFTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2025 Fund $10,000 $9,750 $10,964 $12,149 $12,457 $11,813 $16,133 $16,293 $15,226 $17,176 $18,058 Fidelity Freedom 2025 Composite Index℠ $10,000 $9,868 $10,938 $12,007 $12,605 $12,266 $16,021 $16,381 $15,271 $17,122 $18,116 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2025 Fund 5.13% 8.86% 6.09% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.12% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,259,436,463
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 107,793,602
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$19,259,436,463
Number of Holdings	41
Total Advisory Fee	$107,793,602
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.1 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.1 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 74.4
Fidelity Freedom 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund
Trading Symbol	FFFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2045 Fund $10,000 $9,641 $11,191 $12,812 $13,032 $11,625 $18,327 $18,912 $17,662 $21,538 $22,686 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2045 Fund 5.33% 14.31% 8.54% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,129,526,610
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 126,335,711
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,129,526,610
Number of Holdings	46
Total Advisory Fee	$126,335,711
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund
Trading Symbol	FRBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund A	$ 59	0.76%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.76%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2070 Fund $10,000 $10,335 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 49,392,010
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 65,416
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,392,010
Number of Holdings	23
Total Advisory Fee	$65,416
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Growth Company Fund 9.6 Fidelity Series Large Cap Stock Fund 9.5 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Opportunistic Insights Fund 5.7 78.6
Fidelity Freedom 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K
Trading Symbol	FNSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,718 $10,913 $9,750 $15,384 $15,885 $14,848 $18,127 $19,116 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.46% 14.41% 8.78% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.82% S&P 500® Index 8.25% 18.59% 13.13% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,139,457,660
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 113,958,437
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund
Trading Symbol	FFFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2050 Fund $10,000 $9,635 $11,187 $12,819 $13,040 $11,631 $18,333 $18,920 $17,672 $21,542 $22,690 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2050 Fund 5.33% 14.30% 8.54% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,139,457,660
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 113,958,437
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4
Fidelity Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K6
Trading Symbol	FPTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,580 $10,884 $10,599 $13,522 $13,580 $12,822 $14,054 $14,833 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,523 $11,030 $11,014 $13,463 $13,619 $12,849 $14,024 $14,823 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.54% 6.95% 5.17% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.16% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.35% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,314,052,657
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 21,778,054
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Growth Company Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Large Cap Stock Fund 3.6 Fidelity Series International Value Fund 3.1 75.2
Fidelity Freedom 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund
Trading Symbol	FFVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® 2015 Fund $10,000 $9,817 $10,861 $11,854 $12,179 $11,838 $15,087 $15,116 $14,262 $15,599 $16,417 Fidelity Freedom 2015 Composite Index℠ $10,000 $9,925 $10,807 $11,684 $12,247 $12,229 $14,948 $15,121 $14,266 $15,571 $16,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2015 Fund 5.24% 6.76% 5.08% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.11% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,314,052,657
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 21,778,054
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,314,052,657
Number of Holdings	45
Total Advisory Fee	$21,778,054
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Growth Company Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Large Cap Stock Fund 3.6 Fidelity Series International Value Fund 3.1 75.2
Fidelity Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K6
Trading Symbol	FZTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Growth Company Fund (+4.43%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%), along with Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed the Russell 1000® Growth Index (+7.76%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,965 $11,179 $10,006 $15,807 $16,348 $15,311 $18,710 $19,772 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,914 $11,454 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,558 $20,305 $18,735 $24,334 $26,342 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.67% 14.59% 9.11% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,139,457,660
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 113,958,437
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$18,139,457,660
Number of Holdings	46
Total Advisory Fee	$113,958,437
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Growth Company Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.4 76.4